UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-6023

                          MANAGED MUNICIPAL FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2004 - January 31, 2005

Item 1. Schedule of Investments.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                              JANUARY 31, 2005
                                                                                                 RATING/1/
                                                                                INTERE  MATURITY (MOODY'S/   PAR      MARKET
SECURITY                                                                         RATE     DATE      S&P)    VALUE      VALUE
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 96.17%
GENERAL OBLIGATIONS - 64.49%
Alexandria, VA, Capital Improvement                                              4.250%  6/15/21 Aaa/AAA  $ 3,300,00$ 3,365,109
Arlington County, VA                                                             5.000%  10/1/14 Aaa/AAA   2,000,000  2,171,400
Arlington County, VA                                                             4.500%  1/15/28 Aaa/AAA   4,500,000  4,552,425
Cary, NC                                                                         5.000%   3/1/18 Aaa/AAA   2,000,000  2,187,340
Charlotte, NC                                                                    5.000%   2/1/19 Aaa/AAA   2,300,000  2,485,219
Chesterfield County, VA                                                          5.000%  1/15/20 Aaa/AAA   1,000,000  1,086,150
Dallas, TX                                                                       4.000%  2/15/16 Aa1/AA+   2,450,000  2,491,356
Dallas, TX                                                                       4.500%  2/15/23 Aa1/AA+   3,500,000  3,558,030
Delaware State, Series A                                                         4.200%   1/1/20 Aaa/AAA   1,675,000  1,699,572
Dupage County, IL, Jail Project                                                  5.600%   1/1/21 Aaa/AAA   1,600,000  1,900,256
Florida State, Board of Education, Public Education Capital Outlay, Series A     5.125%   6/1/21 Aa1/AA+   1,000,000  1,084,870
Florida State, Board of Education, Public Education, Series I                    4.125%   6/1/21 Aa1/AA+   3,000,000  3,009,090
Georgia State, Series D                                                          5.000%  10/1/17 Aaa/AAA     390,000    427,904
Guilford County, NC, Series B                                                    5.250%  10/1/16 Aa1/AAA   3,000,000  3,402,450
King County, WA, Series G                                                        5.000%  12/1/17 Aa1/AA+   2,565,000  2,705,254
Mecklenburg County, NC, Series A                                                 4.250%   2/1/19 Aaa/AAA   2,000,000  2,048,400
Mecklenburg County, NC, Series A                                                 4.000%   2/1/20 Aaa/AAA   3,000,000  3,030,540
Minneapolis, MN, Series B                                                        5.200%   3/1/13 Aa1/AAA   3,200,000  3,255,872
Minnesota State                                                                  5.500%   6/1/18 Aa1/AAA   2,000,000  2,237,840
Missouri State, Fourth State Building, Series A                                  4.125%  10/1/19 Aaa/AAA   2,000,000  2,030,140
Missouri State, Fourth State Building, Series A                                  5.000%   6/1/23 Aaa/AAA   2,000,000  2,116,900
Montgomery County, MD, Series A                                                  4.000%   5/1/21 Aaa/AAA   2,450,000  2,459,286
Montgomery County, MD, Series A                                                  5.000%   2/1/22 Aaa/AAA   2,750,000  2,980,588
North Carolina State, Public School Building                                     4.600%   4/1/17 Aa1/AAA   5,000,000  5,254,500
Salt Lake City, UT, School District, Series A                                    4.500%   3/1/20 Aaa/NR    2,240,000  2,312,733
South Carolina State, Highway, Series B                                          5.000%   4/1/19 Aaa/AAA   1,000,000  1,090,350
South Carolina State, State Institutional, Series A                              5.300%   3/1/17 Aaa/AAA   1,700,000  1,889,057
Washington State, Series E                                                       5.000%   7/1/22 Aa1/AA    2,000,000  2,085,400
                                                                                                                    -----------

                                                                                                                     68,918,031
                                                                                                                    -----------
OTHER REVENUE - 7.67%
Gwinnett County, GA, Water & Sewer Authority                                     5.300%   8/1/20 Aaa/AAA   1,250,000  1,367,238
Gwinnett County, GA, Water & Sewer Authority                                     5.250%   8/1/24 Aaa/AAA   1,500,000  1,651,170
Gwinnett County, GA, Water & Sewer Authority, Series B                           4.750%   8/1/21 Aaa/AAA   2,000,000  2,104,980
Texas, Water Development Board Revenue                                           4.750%  7/15/20 Aaa/AAA   3,000,000  3,068,490
                                                                                                                     -----------

                                                                                                                      8,191,878
                                                                                                                     -----------
PREREFUNDED ISSUES - 24.01%
Arlington, TX, Independent School District, 2/15/05 @ 100                        5.750%  2/15/21 Aaa/NR    3,535,000  3,540,196
Charlotte, NC, Water & Sewer System Revenue, 6/1/09 @ 101                        5.250%   6/1/24 Aa1/AAA   1,600,000  1,774,768
Chesterfield Country, VA, 1/15/10 @ 100                                          5.625%  1/15/14 Aaa/AAA   1,350,000  1,519,249
Chicago, IL, Metropolitan Water Reclamation
     District-Greater Chicago Capital Improvement,12/1/05 @ 100                  6.300%  12/1/09 Aaa/AA+   1,000,000  1,034,520
Dallas, TX, 2/15/05 @ 100                                                        5.000%  2/15/10 Aa1/AA+   1,750,000  1,752,047
Delaware State, Series A, 4/1/06 @ 100                                           5.125%   4/1/16 Aaa/AAA   2,150,000  2,220,327
Delaware State, Series A, 4/1/10 @ 100                                           5.500%   4/1/19 Aaa/AAA   2,500,000  2,806,500
Florida State, Transportation, 7/1/05 @ 101                                      5.800%   7/1/18 Aa1/AAA   2,000,000  2,050,960
Georgia State, Series D, 10/1/10 @ 100                                           5.000%  10/1/17 Aaa/AAA   1,460,000  1,612,263
South Carolina State, Highway, Series B, 7/1/06 @ 102                            5.650%   7/1/21 Aaa/AAA   1,260,000  1,342,228
Tennessee State, Series A, 3/1/05 @ 100                                          5.500%   3/1/09 Aa2/AA    1,535,000  1,539,498
Tennessee State, Series A, 3/1/05 @ 100                                          5.550%   3/1/10 Aa2/AA    1,000,000  1,002,970
Texas State, Series A, 4/1/05 @ 100                                              6.000%  10/1/14 Aaa/AA    2,000,000  2,013,440
Virginia State, 6/1/09 @ 100                                                     5.250%   6/1/16 Aaa/AAA   1,320,000  1,452,475
                                                                                                                    -----------

                                                                                                                     25,661,441
                                                                                                                     -----------

             TOTAL MUNICIPAL BONDS
                    (COST $96,727,376)                                                                               102,771,350
                                                                                                                     -----------

REPURCHASE AGREEMENTS - 2.92%
            JPMORGAN CHASE BANK, N.A.
                         Dated 01/31/05, 1.900%, principal and interest in the amount of $3,122,165 due 2/1/05, collateralized by US Treasury Note, par value of $3,015,000,
                         4.750%, due 5/15/14 with a value of $3,188,916                                            3,122,000
                                                                                                                  -----------

            TOTAL REPURCHASE AGREEMENT
                   (COST $3,122,000)                                                                               3,122,000
                                                                                                                  -----------

TOTAL INVESTMENTS - 99.09%
                   (COST $99,849,376) *                                                                           105,893,350
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.91%                                                                        975,387
                                                                                                                  -----------
NET ASSETS - 100.00%                                                                                       $      106,868,737
                                                                                                                  ===========

------------------------------------------------------------------------------------------------------------------------------------

1 The Moody's and Standard & Poor's ratings are unaudited.
Moody's Municipal Bond Ratings:
           Aaa       Judged to be of the best quality.
           Aa        Judged to be of high quality by all standards.  Issues are sometimes denoted with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
S & P Municipal Bond Ratings:
           AAA       Of the highest quality.
           AA        The second strongest capacity for payment of debt services.  Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
           NR        Not Rated.
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) consists of:
           Gross Unrealized Appreciation                                                 $6,043,974
           Gross Unrealized Depreciation                                                          -
                                                                                         ----------
           Net Unrealized Appreciation (Depreciation)                                    $6,043,974
                                                                                         ==========

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MANAGED MUNICIPAL FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    March 30, 2005
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    March 30, 2005
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Chief Financial Officer

Date:    March 31, 2005
         __________________________